COMMON STOCK (Details) - CAD / shares	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Balance at beginning	11,465,000	8,105,000	7,060,000
Granted	6,360,000	5,875,000	7,320,000
Exercised	(150,000)	(1,415,000)	(6,250,000)
Cancelled/expired	(1,070,000)	(1,100,000)	(25,000)
Balance at end	16,605,000	11,465,000	8,105,000
Number of options currently exercisable	9,281,250
CAD
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Balance at beginning	CAD 0.69	CAD 0.69	CAD 0.19
Granted	0.78	0.62	0.76
Exercised	0.62	0.38	0.20
Cancelled/expired	0.66	0.75	0.30
Balance at end	0.73	CAD 0.69	CAD 0.69
Number of options currently exercisable	CAD 0.71